Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Assumptions Used to Estimate Fair Values of Share Options Granted

The following table presents the assumptions used to estimate the fair values of the share options granted in the years presented:

	March 2015	October 2015	March 2016	August 2016	December 2016	May 2017	September 2017
Risk-free rate of return	3.1%	3.1%	2.8%	2.5%	3.4%	3.2%	3.5%
Contractual life of option	10 years	10 years	10 years	10 years	10 years	10 years	10 years
Estimated volatility rate	70%	70%	70%	70%	70%	70%	70%
Expected dividend yield	0%	0%	0%	0%	0%	0%	0%
Fair value of underlying ordinary shares	1.62	1.92	7.14	8.04	8.04	9.60	27.93

Summary of Option Activity

A summary of option activity under the Plan during the years ended December 31, 2015, 2016 and 2017 is presented below:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		$	Years	$
Outstanding at January 1, 2015	—	—	—	—
Granted	4,309,232	0.60	—	—
Outstanding at December 31, 2015	4,309,232	0.60	9.68	18,874,438
Granted	2,918,993	1.53	—	—
Forfeited	(84)	1.74	—	—
Outstanding at December 31, 2016	7,228,141	0.97	9.00	53,677,170
Granted	264,480	8.76	—	—
Exercised	(100,834)	0.65	—	—
Forfeited	(843,410)	1.11	—	—
Outstanding at December 31, 2017	6,548,377	1.28	8.06	130,668,851
Vested and Exercisable as of December 31, 2017	2,307,319	0.80	7.84	47,134,503
Vested or expected to vest as of December 31, 2017	6,548,377	1.28	8.06	130,668,851

Allocation of Compensation Expense Related to Option

The weighted-average grant-date fair value of the options granted in 2015, 2016 and 2017 were $1.62, $6.94 and $13.92 per share, respectively. The Group recorded compensation expense related to the options of $419,709, $3,524,733 and $4,751,933 for the year ended December 31, 2015, 2016 and 2017, respectively, which were classified in the accompanying consolidated statements of operations as follows:

	Year ended December 31,
	2015	2016	2017
	$	$	$
General and administrative	124,871	1,472,993	2,215,282
Research and development	294,838	2,051,740	2,536,651
Total	419,709	3,524,733	4,751,933

Summary of Non-vested Restricted Share Activity

The following table summarized the Group’s non-vested restricted share activity in 2017:

	Numbers of non-vested restricted shares	Weighted average grant date fair value
		$
Non-vested as of January 1, 2017	2,309,490	1.31
Granted	50,000	27.93
Vested	(2,309,490)	1.03
Transferred from Red Kingdom	643,333	0.60
Non-vested as of December 31, 2017	693,333	2.57

Allocation of Compensation Expense Related to Restricted Shares

As of December 31, 2017, there was $1,517,160 of total unrecognized compensation expense related to non-vested Restricted Shares. The Group recorded compensation expense related to the restricted shares of $2,281,695, $1,400,545 and $5,179,173 for the year ended December 31, 2015, 2016 and 2017, respectively, which were classified in the accompanying consolidated statements of operations as follows:

	Year ended December 31,
	2015	2016	2017
	$	$	$
General and administrative	964,012	825,822	3,848,165
Research and development	1,317,683	574,723	1,331,008
Total	2,281,695	1,400,545	5,179,173

Red Kingdom
Summary of Non-vested Restricted Share Activity

The following table summarized the non-vested restricted shares activities of Red Kingdom in 2017:

	Numbers of non-vested restricted shares	Weighted average grant date fair value
		$
Non-vested as of January 1, 2017	2,784,999	0.60
Vested	(811,667)	0.60
Forfeited	(1,329,999)	0.60
Transferred to the Company	(643,333)	0.60
Non-vested as of December 31, 2017	—